Accrued Expenses - Summary of Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued rents	$ 4,182	$ 4,096
Property taxes	6,259	5,364
Accrued interest	1,979	1,979
Accrued salaries	6,319	5,348
Sales taxes	4,332	5,135
Other accruals	9,492	5,384
Total accrued expenses	$ 32,563	$ 27,306